UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Multimarket
Income Trust
MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket
Income Trust
New York Stock Exchange Symbol: MMT

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	66.9%
Emerging Markets Bonds	28.2%
Investment Grade Corporates	21.6%
Collateralized Debt Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.7%
Asset-Backed Securities	0.7%
Floating Rate Loans	0.2%
Non-U.S. Government Bonds	(11.6)%
U.S. Treasury Securities	(16.2)%
Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	7.3 yrs.

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	4.1%
A	6.7%
BBB	26.0%
BB	43.9%
B	27.4%
CCC	9.5%
C	0.1%
D (o)	0.0%
U.S. Government	0.8%
Not Rated	(27.0)%
Non-Fixed Income	1.5%
Cash & Cash Equivalents (Less Liabilities)	(22.7)%
Other	28.5%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition - continued
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018; Portfolio Manager of Man GLG from 2014 to 2018.
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2019; Portfolio Manager and Analyst at Eaton Vance Management from 2014 to 2019.
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Effective June 30, 2021, Robert Persons will no longer be a Portfolio Manager of the fund.

Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 119.7%
Aerospace & Defense – 2.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,063,000	$ 1,061,007
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		605,000	614,075
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		324,000	353,337
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	315,477
Lockheed Martin Corp., 2.8%, 6/15/2050		679,000	646,559
Moog, Inc., 4.25%, 12/15/2027 (n)		1,040,000	1,068,600
Rolls-Royce Holdings PLC, 5.75%, 10/15/2027	GBP	400,000	600,136
TransDigm, Inc., 6.25%, 3/15/2026 (n)		$1,327,000	1,404,961
TransDigm, Inc., 6.375%, 6/15/2026		570,000	591,019
TransDigm, Inc., 5.5%, 11/15/2027		570,000	593,142
TransDigm, Inc., 4.625%, 1/15/2029 (n)		493,000	485,856
			$7,734,169
Airlines – 0.3%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)		$495,000	$ 519,750
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	175,000	208,200
National Express Group PLC, 4.25%, 11/26/2069	GBP	375,000	540,505
			$1,268,455
Asset-Backed & Securitized – 2.9%
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.115% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		$100,000	$ 99,969
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.214% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)		475,000	470,730
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.743%, 4/15/2053 (i)		997,062	106,157
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.711% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		733,381	782,506
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.771%, 2/15/2054 (i)		6,653,272	842,266
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.387%, 2/15/2054 (i)		4,066,741	390,309
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)		2,048,207	178,823
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.414% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)		351,500	351,063
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		446,054	453,068

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		$98,110	$ 97,892
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,267	149,951
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	450,759
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		95,438	97,320
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)		3,631,153	221,481
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,372,294	34
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.89% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,467,265
Lehman Brothers Commercial Conduit Mortgage Trust, 1.102%, 2/18/2030 (i)		37,982	1
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.236% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		235,921	235,921
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.965% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		571,500	580,066
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.814% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		401,500	401,124
MF1 Multi-Family Housing Mortgage Loan Trust, 2021-FL5, “D”, FLR, 2.615% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		745,000	744,302
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 4/15/2031 (i)(w)		1,828,539	180,851
PFP III Ltd., 2021-7, “B”, FLR, 1.516% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		164,000	163,183
PFP III Ltd., 2021-7, “C”, FLR, 1.766% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		200,000	199,502
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)		245,444	249,756
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		314,695	321,526
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.965% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		340,000	340,000
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.689%, 4/15/2054 (i)		2,339,774	277,743
			$10,853,568
Automotive – 2.4%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$875,000	$ 897,969
Daimler AG, 0.75%, 9/10/2030	EUR	180,000	220,817
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$377,000	378,147

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Dana, Inc., 5.5%, 12/15/2024		$95,000	$ 96,938
Dana, Inc., 5.375%, 11/15/2027		513,000	546,073
Dana, Inc., 5.625%, 6/15/2028		176,000	189,640
Dana, Inc., 4.25%, 9/01/2030		290,000	292,900
Ferrari N.V., 1.5%, 5/27/2025	EUR	416,000	520,722
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$626,000	796,966
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		895,000	940,869
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		275,000	278,834
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		875,000	945,000
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		325,000	358,313
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		375,000	387,953
Schaeffler AG, 2.75%, 10/12/2025	EUR	400,000	511,557
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		400,000	517,080
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		575,000	748,325
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$380,000	380,517
			$9,008,620
Broadcasting – 2.1%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$565,000	$ 597,487
Discovery, Inc., 4.125%, 5/15/2029		219,000	241,617
iHeartCommunications, Inc., 8.375%, 5/01/2027		635,000	681,355
Netflix, Inc., 5.875%, 2/15/2025		1,070,000	1,237,187
Netflix, Inc., 3.625%, 6/15/2025 (n)		495,000	532,283
Netflix, Inc., 5.875%, 11/15/2028		335,000	407,603
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		220,000	224,125
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		855,000	903,094
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	186,624
Prosus N.V., 3.68%, 1/21/2030 (n)		$251,000	262,390
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		600,000	631,332
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,512,000	1,530,900
WPP Finance, 3.75%, 9/19/2024		352,000	384,665
			$7,820,662
Brokerage & Asset Managers – 0.9%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$270,000	$ 276,669
Intercontinental Exchange, Inc., 3%, 9/15/2060		342,000	306,705
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	240,000	287,102
Low Income Investment Fund, 3.386%, 7/01/2026		$185,000	196,787

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Low Income Investment Fund, 3.711%, 7/01/2029		$490,000	$ 521,745
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,245,000	1,297,912
LPL Holdings, Inc., 4%, 3/15/2029 (n)		431,000	431,000
			$3,317,920
Building – 3.3%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$665,000	$ 686,147
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,000,000	1,015,000
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		238,000	269,892
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		330,000	336,188
Core & Main LP, 6.125%, 8/15/2025 (n)		312,000	319,376
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		437,000	453,217
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	533,480
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		540,000	540,788
Holcim Finance (Luxembourg) S.A., 3% to 7/05/2024, FLR (EUR Swap Rate - 5yr. + 3.074%) to 7/05/2029, FLR (EUR Swap Rate - 5yr. + 3.324%) to 7/05/2044, FLR (EUR Swap Rate - 5yr. + 4.074%) to 4/05/2050	EUR	405,000	510,177
Interface, Inc., 5.5%, 12/01/2028 (n)		$655,000	681,200
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		410,000	420,250
Masco Corp., 2%, 10/01/2030		679,000	654,042
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		796,000	819,880
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		406,000	452,690
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		480,000	467,400
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		715,000	775,775
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		515,000	542,681
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		545,000	577,613
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		735,000	736,837
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		165,000	154,659
Vantage Towers AG, 0.75%, 3/31/2030	EUR	200,000	237,909
Vulcan Materials Co., 3.5%, 6/01/2030		$550,000	598,579
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		410,000	435,113
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)		270,000	280,125
			$12,499,018
Business Services – 2.0%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$675,000	$ 691,875
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		385,000	390,775
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	325,000	385,108
Euronet Worldwide, Inc., 1.375%, 5/22/2026		420,000	510,817
Fiserv, Inc., 4.4%, 7/01/2049		$226,000	263,555

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		$275,000	$ 288,475
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		342,000	355,252
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		640,000	665,600
Nexi S.p.A. , 2.125%, 4/30/2029	EUR	430,000	511,617
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		$598,000	639,489
Switch, Ltd., 3.75%, 9/15/2028 (n)		851,000	846,745
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	759,113
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		530,000	564,455
Visa, Inc., 4.15%, 12/14/2035		465,000	557,679
			$7,430,555
Cable TV – 5.5%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)		$895,000	$ 895,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		837,000	866,295
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,145,000	1,181,858
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,845,000	1,925,719
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		555,000	564,651
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	452,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	298,450
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		465,000	478,206
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,995,000	2,091,895
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,100,000	1,169,438
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		270,000	268,650
DISH DBS Corp., 5.875%, 11/15/2024		715,000	773,530
DISH DBS Corp., 7.75%, 7/01/2026		750,000	864,375
Eutelsat S.A., 2.25%, 7/13/2027	EUR	400,000	527,182
Eutelsat S.A., 1.5%, 10/13/2028		400,000	500,271
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$470,000	287,586
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		310,000	193,254
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		595,000	639,625
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	225,707
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		685,000	702,981
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		1,410,000	1,523,681
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,270,800
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	227,236
Videotron Ltd., 5.375%, 6/15/2024 (n)		135,000	148,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Videotron Ltd., 5.125%, 4/15/2027 (n)	$1,450,000	$ 1,531,562
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,220,000	1,249,524
		$20,858,475
Chemicals – 1.5%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)	$400,000	$ 394,004
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	357,000	373,958
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	275,000	267,226
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	605,000	607,269
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	874,000	871,815
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	605,000	615,587
Ingevity Corp., 3.875%, 11/01/2028 (n)	856,000	852,644
LYB International Finance III, LLC, 4.2%, 5/01/2050	384,000	419,693
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	558,000	570,555
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	675,000	717,255
		$5,690,006
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,095,000	$ 1,133,325
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	287,000	336,512
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	287,000	329,694
Microsoft Corp., 2.525%, 6/01/2050	529,000	492,637
Microsoft Corp., 2.675%, 6/01/2060	61,000	56,351
Microsoft Corp., 3.041%, 3/17/2062	293,000	292,419
PTC, Inc., 3.625%, 2/15/2025 (n)	585,000	600,181
PTC, Inc., 4%, 2/15/2028 (n)	380,000	390,059
VeriSign, Inc., 4.75%, 7/15/2027	405,000	431,260
		$4,062,438
Computer Software - Systems – 1.0%
Apple, Inc., 4.5%, 2/23/2036	$263,000	$ 325,818
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	375,000	359,063
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	1,455,000	1,615,050
Fair Isaac Corp., 4%, 6/15/2028 (n)	56,000	56,770
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,050,000	1,115,494
Twilio, Inc., 3.625%, 3/15/2029	525,000	535,027
		$4,007,222
Conglomerates – 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$920,000	$ 975,200
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,200,000	1,238,160
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	220,000	223,850

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		$1,007,000	$ 1,034,692
Carrier Global Corp., 3.577%, 4/05/2050		342,000	343,946
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		559,000	592,540
EnerSys, 5%, 4/30/2023 (n)		855,000	894,544
EnerSys, 4.375%, 12/15/2027 (n)		395,000	413,763
Gates Global LLC, 6.25%, 1/15/2026 (n)		770,000	806,159
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		485,000	544,413
Griffon Corp., 5.75%, 3/01/2028		815,000	870,013
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		805,000	846,063
Roper Technologies, Inc., 2.95%, 9/15/2029		270,000	283,595
Roper Technologies, Inc., 2%, 6/30/2030		658,000	633,826
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		705,000	757,875
TriMas Corp., 4.125%, 4/15/2029 (n)		1,623,000	1,618,926
			$12,077,565
Construction – 1.2%
Empire Communities Corp., 7%, 12/15/2025 (n)		$520,000	$ 556,400
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		230,000	240,925
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		645,000	651,450
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		695,000	707,162
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		385,000	424,062
Toll Brothers Finance Corp., 4.875%, 11/15/2025		290,000	324,438
Toll Brothers Finance Corp., 4.35%, 2/15/2028		620,000	682,000
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		844,000	871,430
			$4,457,867
Consumer Products – 1.1%
Coty, Inc., 6.5%, 4/15/2026 (n)		$550,000	$ 553,432
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		580,000	575,650
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	300,000	381,559
Mattel, Inc., 6.75%, 12/31/2025 (n)		$120,000	126,060
Mattel, Inc., 3.375%, 4/01/2026 (n)		570,000	590,075
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	375,773
Mattel, Inc., 5.45%, 11/01/2041		105,000	119,733
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	686,113
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		285,000	273,580
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	426,874
			$4,108,849

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	$ 241,110
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		525,000	576,187
ANGI Group LLC, 3.875%, 8/15/2028 (n)		775,000	770,156
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		540,000	553,500
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	120,988
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		$475,000	503,657
G4S International Finance PLC, 1.875%, 5/24/2025	EUR	575,000	689,872
Garda World Security Corp., 4.625%, 2/15/2027 (n)		$230,000	230,000
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		432,000	420,690
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		501,000	552,353
Match Group, Inc., 5%, 12/15/2027 (n)		675,000	710,437
Match Group, Inc., 4.625%, 6/01/2028 (n)		825,000	851,812
Match Group, Inc., 4.125%, 8/01/2030 (n)		270,000	271,013
MercadoLibre, Inc., 3.125%, 1/14/2031		480,000	459,120
Realogy Group LLC, 9.375%, 4/01/2027 (n)		775,000	866,062
Realogy Group LLC, 5.75%, 1/15/2029 (n)		215,000	223,063
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		1,052,000	828,937
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		541,000	528,151
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		325,000	337,594
			$9,734,702
Containers – 2.2%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$420,000	$ 439,425
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		355,000	353,225
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	960,761
Berry Global, Inc., 5.625%, 7/15/2027 (n)		365,000	388,725
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		927,000	979,032
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		900,000	967,500
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		240,000	249,120
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		635,000	645,319
Greif, Inc., 6.5%, 3/01/2027 (n)		620,000	655,610
Reynolds Group, 4%, 10/15/2027 (n)		840,000	830,550
Silgan Holdings, Inc., 4.75%, 3/15/2025		800,000	812,344
Silgan Holdings, Inc., 4.125%, 2/01/2028		473,000	489,437
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		600,000	642,000
			$8,413,048

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.3%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$398,000	$ 404,965
CommScope Technologies LLC, 5%, 3/15/2027 (n)		730,000	723,202
			$1,128,167
Electronics – 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$363,000	$ 397,701
Broadcom, Inc., 4.15%, 11/15/2030		211,000	230,648
Broadcom, Inc., 3.469%, 4/15/2034 (n)		404,000	408,457
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		160,000	163,400
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		404,000	449,955
Entegris, Inc., 4.625%, 2/10/2026 (n)		825,000	853,619
Entegris, Inc., 4.375%, 4/15/2028 (n)		320,000	336,400
Entegris, Inc., 3.625%, 5/01/2029 (n)		787,000	798,805
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	300,000	385,453
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		$710,000	791,650
Sensata Technologies B.V., 5%, 10/01/2025 (n)		655,000	727,050
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,405,000	1,468,935
Synaptics, Inc., 4%, 6/15/2029 (n)		680,000	680,340
			$7,692,413
Emerging Market Quasi-Sovereign – 8.1%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$ 1,218,078
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		1,209,050	1,295,690
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	981,484
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	300,000	368,163
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$964,000	1,033,633
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		1,050,000	1,039,092
China Development Bank, 3.45%, 9/20/2029	CNY	8,970,000	1,374,518
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		$423,000	446,966
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		1,306,000	1,379,995
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,140,837
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,141,420
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,445,270
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	435,000	520,389
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028 (n)		$492,000	543,660

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		$700,000	$ 664,553
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	726,054
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		984,000	1,264,121
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		863,000	961,166
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		508,000	532,775
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,129,185
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	540,000	647,358
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		$869,000	866,922
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	449,003
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	373,360
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	955,980
Petroleos Mexicanos, 5.35%, 2/12/2028		1,000,000	982,400
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		376,000	397,208
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		1,200,000	1,553,846
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	568,880
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,640,482
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)		1,563,000	1,712,198
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,425,738
			$30,780,424
Emerging Market Sovereign – 10.1%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$ 1,133,132
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	1,266,646
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	1,099,974
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	2,228,415
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,610,949
Federative Republic of Brazil, 10%, 1/01/2023	BRL	13,499,000	2,618,750
Government of Ukraine, 7.75%, 9/01/2023		$1,061,000	1,128,399
Government of Ukraine, 7.253%, 3/15/2033 (n)		1,729,000	1,729,000
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		824,000	868,290

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	$ 914,039
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	425,412
Republic of Angola, 8.25%, 5/09/2028		491,000	503,275
Republic of Argentina, 0.125%, 7/09/2035		1,047,289	329,907
Republic of Chile, 3.1%, 1/22/2061		1,272,000	1,199,700
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	750,000	946,231
Republic of Ghana, 8.125%, 3/26/2032 (n)		$593,000	596,956
Republic of Guatemala, 6.125%, 6/01/2050 (n)		792,000	950,400
Republic of Hungary, 7.625%, 3/29/2041		488,000	785,953
Republic of Kenya, 8%, 5/22/2032 (n)		1,346,000	1,473,822
Republic of Panama, 2.252%, 9/29/2032		1,026,000	979,584
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,192,199
Republic of Philippines, 1.2%, 4/28/2033	EUR	363,000	432,052
Republic of Romania, 2%, 12/08/2026 (n)		1,011,000	1,302,113
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,477,613
Republic of Romania, 2.625%, 12/02/2040 (n)		158,000	186,078
Republic of South Africa, 4.875%, 4/14/2026		$432,000	460,080
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	443,111
Republic of Turkey, 4.75%, 1/26/2026		521,000	501,106
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,128,140
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,106,756
Russian Federation, 4.375%, 3/21/2029		400,000	447,724
State of Qatar, 4%, 3/14/2029 (n)		533,000	605,488
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,723,635
State of Qatar, 4.4%, 4/16/2050		203,000	236,012
Sultanate of Oman, 6%, 8/01/2029		750,000	795,840
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,459,666
United Mexican States, 2.659%, 5/24/2031		404,000	388,523
United Mexican States, 4.75%, 4/27/2032		736,000	826,896
United Mexican States, 3.771%, 5/24/2061		753,000	671,330
			$38,173,196
Energy - Independent – 3.4%
Apache Corp., 4.375%, 10/15/2028		$700,000	$ 713,979
Apache Corp., 4.75%, 4/15/2043		365,000	362,445
CNX Resources Corp., 6%, 1/15/2029 (n)		490,000	522,977
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		380,000	372,294
Energean Israel Finance Ltd., 4.875%, 3/30/2026		846,000	872,437
EQT Corp., 5%, 1/15/2029		481,000	525,358
Laredo Petroleum, Inc., 10.125%, 1/15/2028		410,000	422,271
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,389,062
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		579,000	642,482

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		$498,000	$ 509,952
Murphy Oil Corp., 6.875%, 8/15/2024		385,000	393,662
Murphy Oil Corp., 5.875%, 12/01/2027		310,000	311,550
Occidental Petroleum Corp., 5.875%, 9/01/2025		550,000	600,875
Occidental Petroleum Corp., 5.5%, 12/01/2025		390,000	419,250
Occidental Petroleum Corp., 6.45%, 9/15/2036		315,000	357,919
Occidental Petroleum Corp., 6.6%, 3/15/2046		690,000	760,725
Ovintiv, Inc., 6.5%, 8/15/2034		425,000	542,148
Range Resources Corp., 9.25%, 2/01/2026		220,000	241,578
Range Resources Corp., 8.25%, 1/15/2029 (n)		380,000	412,213
Southwestern Energy Co., 6.45%, 1/23/2025		330,800	357,264
Southwestern Energy Co., 7.5%, 4/01/2026		506,000	535,196
Southwestern Energy Co., 7.75%, 10/01/2027		140,000	150,490
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	455,760
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,107,000
			$12,978,887
Energy - Integrated – 0.7%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	199,000	$ 223,648
Chevron USA, Inc., 4.2%, 10/15/2049		$444,000	513,222
Eni S.p.A., 4%, 9/12/2023 (n)		329,000	353,246
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	424,853
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	137,000	172,944
Exxon Mobil Corp., 1.408%, 6/26/2039		375,000	440,610
Galp Energia SGPS S.A., 2%, 1/15/2026		300,000	379,395
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2170		200,000	252,088
			$2,760,006
Entertainment – 2.0%
Boyne USA, Inc., 4.75%, 5/15/2029 (n)		$805,000	$ 827,137
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		290,000	317,550
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		545,000	574,637
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		520,000	611,000
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)		220,000	230,476

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		$390,000	$ 401,408
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		802,000	834,080
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		275,000	277,491
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		300,000	287,970
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)		343,000	403,522
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		270,000	282,150
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)		335,000	384,580
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		755,000	717,076
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		530,000	555,811
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		595,000	598,719
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		250,000	270,093
			$7,573,700
Financial Institutions – 3.9%
Adler Group S.A., 2.25%, 1/14/2029	EUR	400,000	$ 466,086
ADLER Group S.A., 2.25%, 4/27/2027		500,000	597,013
ADO Properties S.A., 3.25%, 8/05/2025		600,000	751,344
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,230,000	1,306,943
Atrium European Real Estate Ltd., 3.625%, 5/04/2170	EUR	350,000	413,096
Atrium Finance Issuer B.V., 2.625%, 9/05/2027		200,000	255,999
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		$400,000	324,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		1,005,000	1,080,434
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	699,724
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		404,000	427,779
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	388,308
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		805,000	830,156
CTP B.V., 2.125%, 10/01/2025	EUR	409,000	521,351
CTP B.V., 0.75%, 2/18/2027		200,000	237,648
EXOR N.V., 2.25%, 4/29/2030		300,000	399,732
EXOR N.V., 0.875%, 1/19/2031		275,000	327,582
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$545,000	568,163
GE Capital International Funding Co., 3.373%, 11/15/2025		683,000	743,795
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,613,509	1,613,509
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	175,000	203,423
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$595,000	621,775
OneMain Finance Corp., 6.875%, 3/15/2025		395,000	448,819
OneMain Finance Corp., 8.875%, 6/01/2025		359,000	397,144
OneMain Finance Corp., 7.125%, 3/15/2026		395,000	461,656
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		510,000	559,346

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 3/14/2170	EUR	200,000	$ 241,352
			$14,886,177
Food & Beverages – 3.2%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	$ 237,876
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	427,957
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		1,304,000	1,387,130
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	510,291
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		900,000	947,250
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	361,081
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	672,865
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,135,000	1,254,061
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		455,000	500,505
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,115,000	1,194,949
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,065,000	1,104,938
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)		121,000	133,403
Performance Food Group Co., 5.5%, 10/15/2027 (n)		760,000	800,918
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		550,000	579,563
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		550,000	555,500
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		540,000	538,817
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		825,000	832,219
			$12,039,323
Gaming & Lodging – 3.9%
Boyd Gaming Corp., 4.75%, 12/01/2027		$410,000	$ 420,287
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)		620,000	625,045
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		605,000	632,225
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)		515,000	534,603
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		442,000	465,324
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		610,000	677,820
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		730,000	731,825
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,122,000	1,103,397
International Game Technology PLC, 4.125%, 4/15/2026 (n)		765,000	788,264
Marriott International, Inc., 2.85%, 4/15/2031		282,000	280,324
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		370,000	388,500
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		245,000	253,881
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		675,000	718,122
MGM Growth Properties LLC, 5.75%, 2/01/2027		275,000	306,712
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		529,000	535,575
MGM Resorts International, 6.75%, 5/01/2025		670,000	718,575
MGM Resorts International, 5.5%, 4/15/2027		495,000	540,169
Scientific Games Corp., 8.25%, 3/15/2026 (n)		395,000	425,612
Scientific Games International, Inc., 7%, 5/15/2028 (n)		470,000	505,250

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		$485,000	$ 500,156
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		860,000	866,906
Whitbread Group PLC, 3%, 5/31/2031	GBP	225,000	315,889
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$423,000	436,621
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		395,000	415,244
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,104,000	1,161,960
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		320,000	330,778
			$14,679,064
Healthcare Revenue - Hospitals – 0.2%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		$605,000	$ 647,184
Industrial – 1.2%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	300,000	$ 420,366
CPI Property Group S.A., 4.875% to 11/16/2026, FLR (EUR Swap Rate - 5yr. + 5.733%) to 11/16/2031, FLR (EUR Swap Rate - 5yr. + 5.983%) to 11/16/2046, FLR (EUR Swap Rate - 5yr. + 6.733%) to 11/16/2070	EUR	765,000	965,707
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170		500,000	583,464
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$955,000	945,450
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	889,757
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		822,000	838,580
			$4,643,324
Insurance – 0.6%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	185,000	$ 254,187
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	466,410
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	292,000	440,471
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	300,000	374,559
Credit Agricole Assurances S.A., 2%, 7/17/2030		200,000	251,508
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		300,000	377,744
			$2,164,879

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$509,000	$ 621,280
Insurance - Property & Casualty – 1.1%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$130,000	$ 133,575
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		950,000	997,500
AssuredPartners, Inc., 7%, 8/15/2025 (n)		225,000	229,500
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		210,000	212,883
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	175,000	185,706
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		$430,000	436,536
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		499,000	552,638
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		215,000	228,975
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		526,000	554,584
Progressive Corp., 4.125%, 4/15/2047		283,000	335,393
Willis North America, Inc., 3.875%, 9/15/2049		405,000	436,452
			$4,303,742
International Market Quasi-Sovereign – 0.6%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039	EUR	212,000	$ 253,911
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2027		600,000	751,647
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	400,000	624,234
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024	EUR	370,000	450,987
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		200,000	241,529
			$2,322,308
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	$ 236,012
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	300,851
			$536,863
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	$ 239,103

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$ 414,810
Province of British Columbia, 2.95%, 6/18/2050		315,000	264,770
			$679,580
Machinery & Tools – 0.5%
Clark Equipment Co., 5.875%, 6/01/2025 (n)		$578,000	$ 613,402
CNH Industrial Capital LLC, 1.875%, 1/15/2026		508,000	515,903
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	551,000	662,440
			$1,791,745
Major Banks – 4.8%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$563,000	$ 535,368
Banco de Sabadell S.A., 2%, 1/17/2030	EUR	600,000	707,139
Banco de Sabadell S.A., 2.5%, 4/15/2031		500,000	601,650
Bank of America Corp., 3.5%, 4/19/2026		$904,000	997,386
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	330,000	393,061
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$721,000	729,633
Bank of Ireland PLC, 0.375% to 5/10/2026, FLR (GBP Government Yield - 5yr. + 0.77%) to 5/10/2027	EUR	250,000	298,894
Barclays PLC, 1.125% to 3/22/2026, FLR (EUR Swap Rate - 5yr. + 1.55%) to 3/22/2031		230,000	278,312
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		300,000	377,540
CaixaBank S.A., 5.25% to 3/23/2026, FLR (EUR Swap Rate - 5yr. + 4.504%) to 6/23/2169		800,000	1,019,623
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	672,690
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2167	EUR	400,000	525,155
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR + 2.757%) to 1/14/2032		$400,000	396,385
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	200,000	242,091
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 10/15/2070		600,000	706,021
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$645,000	659,825
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	447,817
HSBC Holdings PLC, 1.75% to 7/24/2026, FLR (SONIA + 1.307%) to 7/24/2027	GBP	377,000	523,738
JPMorgan Chase & Co., 2.95%, 10/01/2026		$1,137,000	1,225,819
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	347,152

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$926,000	$ 931,935
Morgan Stanley, 3.125%, 7/27/2026		982,000	1,064,168
Morgan Stanley, 1.593% to 5/4/2026, FLR (SOFR + 0.879%) to 5/04/2027		902,000	906,317
NatWest Group PLC, 0.78% to 2/26/2029, FLR (EURIBOR - 3mo. + 0.949%) to 2/26/2030	EUR	150,000	180,018
NatWest Group PLC, 5.125% to 11/12/2027, FLR (GBP Government Yield - 5yr. + 4.985%) to 12/31/2068	GBP	525,000	773,992
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$585,000	664,706
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)		550,000	547,943
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027	EUR	610,000	775,101
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070		775,000	865,357
			$18,394,836
Medical & Health Technology & Services – 4.9%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		$595,000	$ 591,674
Alcon, Inc., 3.8%, 9/23/2049 (n)		200,000	211,345
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		992,000	1,039,120
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		420,000	444,150
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	100,000	118,707
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$954,000	970,695
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		985,000	1,037,944
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		120,000	132,000
Cigna Corp., 4.125%, 11/15/2025		252,000	283,288
DaVita, Inc., 4.625%, 6/01/2030 (n)		475,000	480,938
DaVita, Inc., 3.75%, 2/15/2031 (n)		477,000	453,150
Encompass Health Corp., 5.75%, 9/15/2025		235,000	242,931
Encompass Health Corp., 4.625%, 4/01/2031		435,000	461,100
HCA, Inc., 5.375%, 2/01/2025		890,000	991,843
HCA, Inc., 5.875%, 2/15/2026		830,000	953,462
HCA, Inc., 5.25%, 6/15/2026		471,000	546,644
HCA, Inc., 5.625%, 9/01/2028		160,000	186,600
HCA, Inc., 5.875%, 2/01/2029		275,000	324,500
HCA, Inc., 3.5%, 9/01/2030		1,055,000	1,084,382
HCA, Inc., 5.125%, 6/15/2039		287,000	348,084
HealthSouth Corp., 5.125%, 3/15/2023		547,000	547,684
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		465,000	482,438
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	863,279

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	$1,165,000	$ 1,218,881
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	281,000	324,829
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	240,000	240,000
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	190,000	190,038
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050	406,000	399,361
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	750,000	666,867
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048	400,000	550,391
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	800,000	864,000
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	1,010,000	987,275
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	375,000	391,500
		$18,629,100
Medical Equipment – 0.6%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$910,000	$ 941,850
Teleflex, Inc., 4.875%, 6/01/2026	420,000	430,584
Teleflex, Inc., 4.625%, 11/15/2027	885,000	941,180
		$2,313,614
Metals & Mining – 2.7%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$371,000	$ 445,854
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	790,000	839,904
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	435,000	469,800
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	540,000	523,643
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	675,000	727,312
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	210,000
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	463,000	508,143
First Quantum Minerals Ltd., 6.875%, 10/15/2027	600,000	658,500
Freeport-McMoRan, Inc., 5%, 9/01/2027	650,000	689,734
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	380,000	405,175
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	605,000	670,038
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	465,000	458,464
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	557,000	572,674
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	740,000	752,728
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	932,000	957,630
Novelis Corp., 5.875%, 9/30/2026 (n)	1,015,000	1,058,838
Novelis Corp., 4.75%, 1/30/2030 (n)	215,000	223,600
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	134,000	130,650
		$10,302,687

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 4.1%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,248,000	$ 1,422,732
Cheniere Energy Partners LP, 4.5%, 10/01/2029		310,000	323,563
Cheniere Energy, Inc., 4%, 3/01/2031 (n)		660,000	671,550
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	483,495
EnLink Midstream Partners LP, 4.85%, 7/15/2026		$430,000	434,300
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)		487,000	503,436
Enterprise Products Partners LP, 3.125%, 7/31/2029		328,000	347,328
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		176,000	192,280
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		170,000	187,720
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,305,000	1,386,171
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		325,000	322,563
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		527,000	516,815
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024		180,000	180,000
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		576,500	564,538
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		55,000	56,662
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		530,000	579,025
MPLX LP, 4.5%, 4/15/2038		371,000	407,463
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)		835,000	861,094
NuStar Logistics, LP, 5.75%, 10/01/2025		533,000	573,641
Peru LNG, 5.375%, 3/22/2030		1,047,000	876,873
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		436,000	441,981
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	327,635
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	443,028
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		507,000	571,016
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		340,000	352,978
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		955,000	1,071,987
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)		345,000	359,994
Western Midstream Operating LP, 5.3%, 2/01/2030		440,000	480,150
Western Midstream Operation LP, 4.65%, 7/01/2026		375,000	401,484
Western Midstream Operation LP, 5.5%, 8/15/2048		180,000	183,600
			$15,525,102

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$50,000	$ 51,637
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	232,580
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		285,000	292,125
State of Florida, “A”, 2.154%, 7/01/2030		691,000	690,961
			$1,267,303
Natural Gas - Distribution – 0.3%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$ 605,875
NiSource, Inc., 2.95%, 9/01/2029		$426,000	442,684
			$1,048,559
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	435,000	$ 521,163
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	641,272
			$1,162,435
Network & Telecom – 0.7%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$499,000	$ 459,012
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		450,000	477,000
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		670,000	689,263
Verizon Communications, Inc., 2.1%, 3/22/2028		273,000	275,478
Verizon Communications, Inc., 0.75%, 3/22/2032	EUR	354,000	420,365
Verizon Communications, Inc., 4%, 3/22/2050		$292,000	318,774
			$2,639,892
Oil Services – 0.2%
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		$175,000	$ 140,875
Halliburton Co., 5%, 11/15/2045		291,000	329,484
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		215,000	225,167
			$695,526
Oils – 0.9%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$985,000	$ 839,712
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		415,000	313,153
Puma International Financing S.A., 5%, 1/24/2026		1,338,000	1,346,697
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	409,282
Valero Energy Corp., 2.85%, 4/15/2025		341,000	359,932
			$3,268,776

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.1%
Alpha Bank, 4.25%, 2/13/2030	EUR	740,000	$ 859,594
Banca Monte dei Paschi di Siena S.p.A., 8% to 1/22/2025, FLR (EUR Swap Rate - 5yr. + 8.149%) to 1/22/2030		475,000	572,496
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,136,510
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	136,193
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	300,000	360,368
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$652,000	721,085
Intesa Sanpaolo S.p.A., 4.125%, 2/27/2070	EUR	300,000	344,492
Macquarie Group Ltd., 0.35%, 3/03/2028		350,000	415,891
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$441,000	447,615
Stichting AK Rabobank Certificaten, 2.187%, 3/29/2071	EUR	600,000	945,870
UBS AG, 5.125%, 5/15/2024		$981,000	1,081,553
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	525,000	804,377
			$7,826,044
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)		$760,000	$ 782,800
NCR Corp., 5.125%, 4/15/2029 (n)		405,000	416,644
			$1,199,444
Pharmaceuticals – 1.9%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,645,000	$ 1,679,594
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,285,000	1,304,275
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		415,000	415,639
Catalent, Inc., 3.125%, 2/15/2029 (n)		213,000	206,078
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)		705,000	660,937
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)		380,000	376,200
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)		644,000	702,282
Jazz Securities Designated Activity Co., 4.375%, 1/15/2029 (n)		785,000	802,662
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		540,000	553,225
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		270,000	280,152
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		405,000	426,263
			$7,407,307
Pollution Control – 0.5%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)		$225,000	$ 228,938
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		226,000	247,470
GFL Environmental, Inc., 4%, 8/01/2028 (n)		380,000	363,637

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – continued
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$435,000	$ 418,796
Stericycle, Inc., 3.875%, 1/15/2029 (n)		605,000	603,487
			$1,862,328
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$570,000	$ 592,800
Taseko Mines Ltd., 7%, 2/15/2026 (n)		380,000	395,200
			$988,000
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$ 810,425
Informa PLC, 3.125%, 7/05/2026	GBP	400,000	585,503
Informa PLC, 1.25%, 4/22/2028	EUR	375,000	455,764
News Corp., 3.875%, 5/15/2029 (n)		$525,000	535,348
			$2,387,040
Railroad & Shipping – 0.2%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		$685,000	$ 729,525
Real Estate – 0.2%
Canary Wharf Group, 3.375%, 4/23/2028	GBP	433,000	$ 595,205
VGP Group LLC, 1.5%, 4/08/2029	EUR	300,000	354,360
			$949,565
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031		$347,000	$ 322,869
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032		$336,000	$ 324,939
Corporate Office Property LP, 2.25%, 3/15/2026		391,000	400,999
			$725,938
Real Estate - Other – 0.8%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)		$645,000	$ 684,506
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	503,516
RHP Hotel Properties LP, 4.5%, 2/15/2029 (n)		385,000	381,027
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		599,000	616,443
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		756,000	733,145
			$2,918,637

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.9%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$473,000	$ 519,301
Regency Centers Corp., 3.7%, 6/15/2030		645,000	703,154
STORE Capital Corp., 2.75%, 11/18/2030		855,000	851,055
Unibail-Rodamco-Westfield SE, REIT, 2.125%, 10/25/2023	EUR	700,000	817,379
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$485,000	510,443
			$3,401,332
Retailers – 0.9%
Best Buy Co., Inc., 1.95%, 10/01/2030		$365,000	$ 348,753
Home Depot, Inc., 2.125%, 9/15/2026		700,000	733,284
Home Depot, Inc., 4.875%, 2/15/2044		248,000	319,789
Kohl's Corp., 3.375%, 5/01/2031		190,000	193,981
L Brands, Inc., 5.25%, 2/01/2028		1,260,000	1,381,275
L Brands, Inc., 6.625%, 10/01/2030 (n)		275,000	316,927
			$3,294,009
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$657,000	$ 686,545
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$804,000	$ 802,995
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)		265,000	268,313
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)		385,000	395,587
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)		250,000	257,813
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	270,867
			$1,995,575
State & Local Agencies – 0.2%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		$526,000	$ 677,854
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		$71,000	$ 73,219
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		875,000	910,000
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	537,600
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026	GBP	141,000	195,230
Casino Guichard Perrachon S.A., 3.992%, 1/31/2166	EUR	700,000	614,349
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	370,620
			$2,701,018
Supranational – 0.5%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	$ 356,803
West African Development Bank, 4.7%, 10/22/2031		$463,000	492,979
West African Development Bank, 4.7%, 10/22/2031 (n)		806,000	858,189

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – continued
West African Development Bank, 2.75%, 1/22/2033	EUR	307,000	$ 383,884
			$2,091,855
Telecommunications - Wireless – 3.7%
Altice France S.A., 7.375%, 5/01/2026 (n)		$534,000	$ 553,651
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	712,563
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	206,040
Altice France S.A., 6%, 2/15/2028 (n)		685,000	679,726
Altice France S.A., 5.125%, 7/15/2029 (n)		820,000	821,025
American Tower Corp., REIT, 3.8%, 8/15/2029		353,000	388,519
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	200,000	235,463
Crown Castle International Corp., 3.7%, 6/15/2026		$314,000	345,142
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	418,000
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		614,700	654,656
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		400,000	425,000
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	344,219
SBA Communications Corp., 4.875%, 9/01/2024		525,000	537,469
SBA Communications Corp., 3.875%, 2/15/2027		655,000	669,852
SBA Communications Corp., 3.125%, 2/01/2029 (n)		790,000	756,798
Sprint Capital Corp., 6.875%, 11/15/2028		1,045,000	1,316,728
Sprint Corp., 7.125%, 6/15/2024		290,000	334,912
Sprint Corp., 7.625%, 3/01/2026		1,280,000	1,569,600
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	957,699
T-Mobile USA, Inc., 2.25%, 2/15/2026		385,000	387,437
T-Mobile USA, Inc., 5.375%, 4/15/2027		995,000	1,053,456
T-Mobile USA, Inc., 2.625%, 2/15/2029		803,000	782,222
			$14,150,177
Telephone Services – 0.2%
Iliad S.A., 2.375%, 6/17/2026	EUR	200,000	$ 248,520
Iliad S.A., 1.875%, 2/11/2028		300,000	358,009
			$606,529
Tobacco – 0.3%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	249,000	$ 341,949
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$370,000	392,394
Vector Group Ltd., 5.75%, 2/01/2029 (n)		430,000	432,761
			$1,167,104
Transportation - Services – 1.0%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	400,000	$ 595,426
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$837,000	846,686
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		175,000	256,046
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	650,000	761,926

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		$1,212,000	$ 1,278,054
			$3,738,138
U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$408,200	$ 404,533
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		3,070,000	2,558,653
			$2,963,186
Utilities - Electric Power – 5.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,601,000	$ 1,769,105
Calpine Corp., 4.5%, 2/15/2028 (n)		470,000	475,029
Calpine Corp., 5.125%, 3/15/2028 (n)		540,000	548,813
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		345,000	361,263
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,040,000	1,025,118
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028	EUR	476,000	577,095
EDP - Energias de Portugal S.A., 1.875% to 8/2/2026, FLR (EUR Swap Rate - 5yr. + 2.38%) to 8/2/2031, FLR (EUR Swap Rate - 5yr. + 2.63%) to 8/02/2041, FLR (EUR Swap Rate - 5yr. + 3.38%) to 8/02/2081		500,000	601,425
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$392,000	422,615
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	425,000	535,615
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$500,000	583,750
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	475,000	562,671
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,121,781
Evergy, Inc., 2.9%, 9/15/2029		418,000	429,725
FirstEnergy Corp., 2.65%, 3/01/2030		641,000	626,577
Georgia Power Co., 3.7%, 1/30/2050		446,000	470,302
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	932,067
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	598,455
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		107,000	113,019
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	842,026
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		278,000	294,680
ReNew Power Private Ltd., 5.875%, 3/05/2027		632,000	670,209
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		277,000	277,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	$761,675	$ 861,836
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	460,000	471,500
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	870,000	933,075
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	255,000	265,519
Transelec S.A., 4.25%, 1/14/2025 (n)	1,135,000	1,235,744
Virginia Electric & Power Co., 3.5%, 3/15/2027	507,000	559,195
Virginia Electric & Power Co., 2.875%, 7/15/2029	348,000	366,754
WEC Energy Group, Inc., 1.8%, 10/15/2030	690,000	649,517
		$19,182,086
Total Bonds (Identified Cost, $436,426,150)		$ 453,204,439
Common Stocks – 1.5%
Construction – 0.1%
ICA Tenedora, S.A. de C.V.	127,848	$ 255,878
Energy - Independent – 0.0%
Frontera Energy Corp.	20,290	$ 95,363
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	520	$ 146,911
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd.	3,575,762	$ 76,692
Special Products & Services – 1.4%
iShares iBoxx $ High Yield Corporate Bond ETF	58,000	$ 5,071,520
Total Common Stocks (Identified Cost, $6,621,120)		$ 5,646,364
Floating Rate Loans (r) – 0.2%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.615%, 9/18/2026	$131,137	$ 130,461
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.615%, 4/15/2027	$150,100	$ 149,109
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.952%, 6/01/2024	$176,184	$ 175,020
Element Solutions, Inc., Term Loan B1, 2.113%, 1/31/2026	149,720	148,934
		$323,954
Computer Software - Systems – 0.0%
SS&C Technologies, Inc., Term Loan B5, 1.863%, 4/16/2025	$149,638	$ 147,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.863%, 11/27/2025	$130,286	$ 129,871
Total Floating Rate Loans (Identified Cost, $889,719)		$ 881,204

	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	332	$ 3
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	332	3
Total Warrants (Identified Cost, $0)				$ 6

Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $13,081,224)	13,081,417	$ 13,081,417

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 200	Call	Goldman Sachs International	$ 41,917,090	EUR 28,100,000	$ 17,154
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 325	Put	Goldman Sachs International	38,286,459	28,200,000	9,741
Total Purchased Options (Premiums Paid, $251,806)					$26,895

Other Assets, Less Liabilities – (24.9)%	(94,311,848)
Net Assets – 100.0%	$378,528,477

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,081,417 and $459,758,908, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $248,360,587, representing 65.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.965% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$571,500	$580,066
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar

Portfolio of Investments (unaudited) – continued
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	3,618,000	USD	2,914,022	Brown Brothers Harriman	7/16/2021	$29,933
EUR	102,810	USD	123,407	Citibank N.A.	7/16/2021	382
EUR	816,895	USD	982,114	Deutsche Bank AG	7/16/2021	1,474
EUR	2,054,244	USD	2,472,307	UBS AG	7/16/2021	1,121
NOK	2,083,000	USD	247,270	Goldman Sachs International	7/16/2021	2,994
NZD	177,000	USD	126,497	Goldman Sachs International	7/16/2021	129
NZD	190,000	USD	133,840	JPMorgan Chase Bank N.A.	7/16/2021	2,086
SGD	54,000	USD	40,263	HSBC Bank	7/16/2021	306
USD	555,275	AUD	718,654	Goldman Sachs International	7/16/2021	1,482
USD	172,627	AUD	223,000	UBS AG	7/16/2021	784
USD	10,942,128	EUR	9,002,755	HSBC Bank	5/12/2021	116,915
USD	435,625	EUR	361,069	JPMorgan Chase Bank N.A.	7/16/2021	877
USD	772,003	EUR	639,135	Morgan Stanley Capital Services, Inc.	7/16/2021	2,447
USD	124,706	JPY	13,558,000	Deutsche Bank AG	7/16/2021	576
USD	39,162	MXN	793,044	Morgan Stanley Capital Services, Inc.	7/16/2021	330
						$161,836
Liability Derivatives
EUR	1,629,000	USD	1,969,526	Brown Brothers Harriman	7/16/2021	$(8,116)
GBP	461,142	USD	637,044	Morgan Stanley Capital Services, Inc.	7/16/2021	(55)
JPY	109,307,000	USD	1,004,314	Citibank N.A.	7/16/2021	(3,557)
USD	2,627,122	BRL	15,219,966	JPMorgan Chase Bank N.A.	6/04/2021	(166,661)
USD	397,834	CAD	498,357	Deutsche Bank AG	7/16/2021	(7,677)
USD	242,322	CAD	303,000	HSBC Bank	7/16/2021	(4,228)
USD	196,968	CHF	180,919	Citibank N.A.	7/16/2021	(1,521)
USD	263,858	CHF	242,000	Goldman Sachs International	7/16/2021	(1,644)
USD	42,669,768	EUR	35,735,986	JPMorgan Chase Bank N.A.	7/16/2021	(358,426)
USD	516,122	EUR	430,000	Merrill Lynch International	7/16/2021	(1,623)
USD	237,213	EUR	197,100	Morgan Stanley Capital Services, Inc.	7/16/2021	(107)
USD	9,387,424	GBP	6,831,356	JPMorgan Chase Bank N.A.	7/16/2021	(48,930)
						$(602,545)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	170	$27,536,446	June – 2021	$50,683
Euro-Bund 10 yr	Short	EUR	119	24,321,510	June – 2021	223,990
U.S. Treasury Note 10 yr	Short	USD	514	67,864,063	June – 2021	1,019,525
U.S. Treasury Ultra Note 10 yr	Short	USD	122	17,756,719	June – 2021	405,543
						$1,699,741
Liability Derivatives
Interest Rate Futures
Euro-Buxl 30 yr	Long	EUR	17	$4,126,482	June – 2021	$(136,160)
U.S. Treasury Bond	Long	USD	108	16,983,000	June – 2021	(371,647)
U.S. Treasury Note 5 yr	Long	USD	10	1,239,375	June – 2021	(9,176)
U.S. Treasury Ultra Bond	Long	USD	17	3,160,406	June – 2021	(43,055)
						$(560,038)
At April 30, 2021, the fund had cash collateral of $1,069,000 and other liquid securities with an aggregate value of $1,344,339 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $444,188,795)	$459,758,908
Investments in affiliated issuers, at value (identified cost, $13,081,224)	13,081,417
Cash	114,390
Foreign currency, at value (identified cost, $75)	76
Restricted cash for
Forward foreign currency exchange contracts	1,069,000
Receivables for
Forward foreign currency exchange contracts	161,836
Investments sold	2,533,317
Interest	5,212,338
Other assets	42,957
Total assets	$481,974,239
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	9
Forward foreign currency exchange contracts	602,545
Net daily variation margin on open futures contracts	60,387
Investments purchased	2,279,955
When-issued investments purchased	181,575
Payable to affiliates
Investment adviser	13,407
Administrative services fee	330
Transfer agent and dividend disbursing costs	2,521
Payable for independent Trustees' compensation	5,400
Accrued interest expense	65,324
Deferred country tax expense payable	106,677
Accrued expenses and other liabilities	127,632
Total liabilities	$103,445,762
Net assets	$378,528,477

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$385,942,077
Total distributable earnings (loss)	(7,413,600)
Net assets	$378,528,477
Shares of beneficial interest outstanding	60,258,489
Net asset value per share (net assets of $378,528,477 / 60,258,489 shares of beneficial interest outstanding)	$6.28
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$10,368,493
Dividends	114,737
Other	8,562
Dividends from affiliated issuers	4,338
Total investment income	$10,496,130
Expenses
Management fee	$1,245,667
Transfer agent and dividend disbursing costs	46,975
Administrative services fee	29,301
Independent Trustees' compensation	9,650
Stock exchange fee	30,126
Custodian fee	25,509
Shareholder communications	78,279
Audit and tax fees	42,514
Legal fees	8,136
Interest expense and fees	398,280
Miscellaneous	30,554
Total expenses	$1,944,991
Net investment income (loss)	$8,551,139
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $54,107 country tax)	$8,853,004
Written options	103,773
Futures contracts	435,932
Swap agreements	(2,433)
Forward foreign currency exchange contracts	(692,004)
Foreign currency	(35,975)
Net realized gain (loss)	$8,662,297
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $43,450 decrease in deferred country tax)	$3,261,886
Futures contracts	1,223,405
Forward foreign currency exchange contracts	(929,617)
Translation of assets and liabilities in foreign currencies	(870)
Net unrealized gain (loss)	$3,554,804
Net realized and unrealized gain (loss)	$12,217,101
Change in net assets from operations	$20,768,240
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$8,551,139	$17,899,273
Net realized gain (loss)	8,662,297	2,363,900
Net unrealized gain (loss)	3,554,804	(3,870,128)
Change in net assets from operations	$20,768,240	$16,393,045
Distributions to shareholders	$(9,640,872)	$(21,730,896)
Tax return of capital distributions to shareholders	$—	$(9,307,914)
Distributions from other sources	$(5,641,226)	$—
Change in net assets from fund share transactions	$407,155	$(20,578,380)
Total change in net assets	$5,893,297	$(35,224,145)
Net assets
At beginning of period	372,635,180	407,859,325
At end of period	$378,528,477	$372,635,180
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/21 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$20,768,240
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(177,827,495)
Proceeds from disposition of investment securities	190,085,656
Purchase of short-term investments, net	(3,899,765)
Realized gain/loss on investments	(8,907,111)
Unrealized appreciation/depreciation on investments	(3,218,436)
Unrealized appreciation/depreciation on foreign currency contracts	929,617
Net amortization/accretion of income	303,879
Increase in interest receivable	(24,440)
Decrease in accrued expenses and other liabilities	(69,513)
Decrease in receivable for net daily variation margin on open futures contracts	94,265
Increase in payable for net daily variation margin on open futures contracts	60,387
Increase in other assets	(32,701)
Decrease in interest payable	(2,820)
Net cash provided by operating activities	$18,259,763
Cash flows from financing activities:
Distributions paid in cash	(15,085,033)
Repurchase of shares of beneficial interest	(2,432,964)
Net cash used by financing activities	$(17,517,997)
Net increase in cash and restricted cash	$741,766
Cash and restricted cash:
Beginning of period	$441,700
End of period (including foreign currency of $76)	$1,183,466
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $407,155.
Cash paid during the six months ended April 30, 2021 for interest was $401,100.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$6.19	$6.37	$6.06	$6.67	$6.73	$6.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.28	$0.25	$0.30(c)	$0.34
Net realized and unrealized gain (loss)	0.20	(0.01)	0.50	(0.38)	0.15	0.15
Total from investment operations	$0.34	$0.28	$0.78	$(0.13)	$0.45	$0.49
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.34)	$(0.29)	$(0.29)	$(0.31)	$(0.37)
From tax return of capital	—	(0.15)	(0.21)	(0.22)	(0.23)	(0.16)
From other sources	(0.09)	—	—	—	—	—
Total distributions declared to shareholders	$(0.25)	$(0.49)	$(0.50)	$(0.51)	$(0.54)	$(0.53)
Net increase from repurchase of capital shares	$—	$0.03	$0.03	$0.03	$0.03	$0.01
Net asset value, end of period (x)	$6.28	$6.19	$6.37	$6.06	$6.67	$6.73
Market value, end of period	$6.56	$5.67	$6.01	$5.24	$6.16	$5.97
Total return at market value (%)	20.51(n)	2.77	25.05	(7.01)	12.50	9.93
Total return at net asset value (%) (j)(s)(x)	5.68(n)	5.86	14.60	(0.68)	8.06(c)	8.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.03(a)	1.17	1.56	1.33	1.10(c)	1.10
Net investment income (loss)	4.51(a)	4.63	4.54	4.00	4.45(c)	5.13
Portfolio turnover	36(n)	78	65	47	50	36
Net assets at end of period (000 omitted)	$378,528	$372,635	$407,859	$407,535	$471,461	$504,331
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees (f)	0.82(a)	0.84	0.84	0.80	0.78(c)	0.87
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,785	$4,726	$5,079	$5,075	$5,715	$6,043

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) - continued
Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) - continued
available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,071,520	$6	$146,911	$5,218,437
Mexico	—	255,878	—	255,878
Canada	95,363	—	—	95,363
United Kingdom	76,692	—	—	76,692
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	2,963,186	—	2,963,186
Non - U.S. Sovereign Debt	—	73,904,646	—	73,904,646
Municipal Bonds	—	2,592,341	—	2,592,341
U.S. Corporate Bonds	—	246,265,447	—	246,265,447
Commercial Mortgage-Backed Securities	—	3,847,033	—	3,847,033
Asset-Backed Securities (including CDOs)	—	7,006,535	—	7,006,535
Foreign Bonds	—	116,652,146	—	116,652,146
Floating Rate Loans	—	881,204	—	881,204
Mutual Funds	13,081,417	—	—	13,081,417
Total	$18,324,992	$454,368,422	$146,911	$472,840,325
Other Financial Instruments
Futures Contracts – Assets	$1,699,741	$—	$—	$1,699,741
Futures Contracts – Liabilities	(560,038)	—	—	(560,038)
Forward Foreign Currency Exchange Contracts – Assets	—	161,836	—	161,836
Forward Foreign Currency Exchange Contracts – Liabilities	—	(602,545)	—	(602,545)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/20	$146,911
Change in unrealized appreciation or depreciation	—
Balance as of 4/30/21	$146,911
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2021 is $0. At April 30, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

Notes to Financial Statements (unaudited) - continued
to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,699,741	$(560,038)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	161,836	(602,545)
Credit	Purchased Credit Options	26,895	—
Total		$1,888,472	$(1,162,583)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Written Options
Interest Rate	$435,932	$—	$—	$—
Foreign Exchange	—	—	(692,004)	—
Credit	—	(2,433)	—	103,773
Total	$435,932	$(2,433)	$(692,004)	$103,773
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,223,405	$—	$—
Foreign Exchange	—	(929,617)	—
Credit	—	—	(224,910)
Total	$1,223,405	$(929,617)	$(224,910)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

Notes to Financial Statements (unaudited) - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the

Notes to Financial Statements (unaudited) - continued
cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.

Notes to Financial Statements (unaudited) - continued
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
4/30/21
Cash	$114,466
Restricted cash	1,069,000
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$1,183,466
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to

Notes to Financial Statements (unaudited) - continued
the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.
For the six months ended April 30, 2021, the amount of distributions estimated to be a tax return of capital was approximately $5,641,226 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$21,730,896
Tax return of capital (b)	9,307,914
Total distributions	$31,038,810

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$463,005,604
Gross appreciation	18,977,071
Gross depreciation	(9,142,350)
Net unrealized appreciation (depreciation)	$ 9,834,721
As of 10/31/20
Capital loss carryforwards	(19,384,786)
Other temporary differences	(261,926)
Net unrealized appreciation (depreciation)	6,746,970
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of October 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(19,384,786)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2021, these fees paid to MFSC amounted to $16,505.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,921 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $5,400 at April 30, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $12,092.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,080,033	$8,639,695
Non-U.S. Government securities	162,072,281	174,540,256
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended April 30, 2021, the fund did not repurchase any shares.
The fund repurchased 3,788,454 shares of beneficial interest during the year ended October 31, 2020 at an average price per share of $5.43 and a weighted average discount of 9.05% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	64,991	$407,155	—	$—
Capital shares repurchased	—	—	(3,788,454)	(20,578,380)
Net change	64,991	$407,155	(3,788,454)	$(20,578,380)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2021, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2021. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2022. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of

Notes to Financial Statements (unaudited) - continued
overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $397,310 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2021, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.79%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,181,652	$153,705,740	$149,805,975	$—	$—	$13,081,417

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,338	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Multimarket Income Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2021, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2020 and the financial highlights for each of the five years in the period then ended; and in our report dated December 16, 2020, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
June 15, 2021

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MMT

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Multimarket Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/20-11/30/20	0	N/A	0	5,123,395
12/01/20-12/31/20	0	N/A	0	5,123,395
1/01/21-1/31/21	0	N/A	0	5,123,395
2/01/21-2/28/21	0	N/A	0	5,123,395
3/01/21-3/31/21	0	N/A	0	5,123,395
4/01/21-4/30/21	0	N/A	0	5,123,395

Total	0	N/A	0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2020 plan year is 6,118,900.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.